Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Financial Income and Expenses Explanatory

	2022	2021	2020

Interest income from financial assets	23,115	1,912	479
Foreign exchange gains	6,185	3,215	2,124
Fair value of derivative financial instrument	—	1,308	—
Gains from fair value of derivative financial instruments	25,660	—	—
Other financial income	2	93	7
Total financial revenues	54,962	6,528	2,610

Foreign exchange losses	(2,725)	(7,196)	(3,219)
Losses from fair value of derivative financial instruments	(4,500)	—	—
Interest on loans	(29,070)	(11,074)	(927)
Interest on leases	(278)	(266)	(287)
Other financial expenses	(5,969)	(2,972)	(219)
Total financial expenses	(42,542)	(21,508)	(4,652)
		—
Financial result	12,420	(14,980)	(2,042)